Investment in Unconsolidated Entities (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 26, 2021	Nov. 20, 2020	Mar. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Aug. 27, 2021	Jun. 21, 2021	May 14, 2021
Schedule of Equity Method Investments [Line Items]
Amortization expense				$ 14,027	$ 12,351
Gain on consolidation of equity investment				$ 0	$ 640
Glocal
Schedule of Equity Method Investments [Line Items]
Step acquisition, ownership percentage after transaction	89.40%				94.81%	94.81%
Gain on consolidation of equity investment	$ 600
Acquisition percentage	45.94%						2.61%	1.80%	1.00%
Glocal
Schedule of Equity Method Investments [Line Items]
Equity method investment percentage		43.46%
Purchase price of equity method investment		$ 57,400
Amortization expense		$ 500	$ 1,100